Key management personnel compensation (Tables)	12 Months Ended
Jun. 30, 2026
Key Management Personnel Compensation
Schedule of key management personnel compensation
	2026 USD	2025 USD	2024 USD
Short-term employee benefits	(658,874)	(283,243)	(97,033)
Post-employment benefits	(12,130)	–	–
Other long-term benefits	–	–	–
Termination benefits	–	–	–
Share-based payments	–	–	–
	(671,004)	(283,243)	(97,033)